CONVERTIBLE NOTES AND WARRANTS - Interest Expense (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)
Debt Instrument [Line Items]
Total number of notes holders			5
Number of notes holders who received consideration			2
Number of remaining noteholders			3
Interest expense | $	$ 0	$ 0	$ 187,000	$ 334,000
2020 Notes
Debt Instrument [Line Items]
Accrued interest | $	$ 1,146,000		$ 1,146,000